INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	INCOME TAXES

There is no provision for income taxes because we have incurred operating losses since inception and applied a full valuation allowance against all deferred tax assets. The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

	Year ended December 31,
Loss before income taxes	2014	2013
United States	$(27,278)	$(15,132)
Foreign	—	—
Total Income (Loss) before income taxes	$(27,278)	$(15,132)

Income tax expense (benefit) for the years ended December 31, 2014 and 2013 differed from the amounts computed by applying the statutory federal income tax rate of 34% to pretax income (loss) as a result of the following:

	Year ended December 31,
	2014	, 2013
Federal tax expense (benefit) at statutory rate	$(9,274)	$(5,145)
State tax expense (benefit), net of federal tax effect	(1,334)	(539)
R&D credit	(269)	(46)
Non-deductible expenses	1,696	2,192
Change in valuation allowance	9,181	3,538
Total tax expense	$—	$—

	Year ended December 31,
	2014	2013
Federal tax expense (benefit) at statutory rate	(34.0)%	(34.0)%
State tax expense (benefit), net of federal tax effect	(4.9)%	(3.6)%
R&D credit	(1.0)%	(0.3)%
Non-deductible expenses	6.2%	14.5%
Change in valuation allowance	33.7%	23.4%
Total tax expense	—%	—%

The significant components of deferred tax assets are as follows:

	As of December 31,
	2014	2013
Net operating loss carry-forward	$12,835	$7,320
Tax credit carry-forward	504	204
Accrued liabilities	1,257	723
Capitalized start-up costs	15	15
Depreciation and amortization	2,833	1
Gross deferred tax assets	17,444	8,263
Valuation allowance	(17,444)	(8,263)
Net deferred tax assets	$—	$—

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s net deferred tax assets. The Company primarily considered such factors as the Company’s history of operating losses, the nature of the Company’s deferred tax assets and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. At present, the Company does not believe that it is more likely than not that the deferred tax assets will be realized; accordingly, a full valuation allowance has been established and no deferred tax asset is shown in the accompanying balance sheets. The valuation allowance increased by approximately $9,181 and $3,538 during the years ended December 31, 2014 and December 31, 2013, respectively.

As of December 31, 2013, the Company had net federal and state net operating loss carry-forwards of approximately $18,374 and $18,378, respectively. These net operating loss carry forwards will begin to expire, if not utilized, beginning in 2028 for both federal and state income tax purposes. The Company also has federal and state research and development credit carry-forwards of approximately $134 and $141, respectively. The federal credits will expire if not utilized beginning in 2029. The California credits do not expire. As of December 31, 2014, the Company had net federal and state net operating loss carry-forwards of approximately $32,226 and $32,190, respectively. These net operating loss carry forwards will begin to expire, if not utilized, beginning in 2028 for both federal and state income tax purposes. The Company also has federal and state research and development credit carry-forwards of approximately $398 and $193, respectively. The federal credits will expire if not utilized beginning in 2029. The California credits do not expire.

The Tax Reform Act of 1986 and similar California legislation impose substantial restrictions on the use of net operating losses and tax credits in the event of an ownership change of a corporation. Accordingly, the Company’s ability to use net operating losses and credit carry forwards may be significantly limited in the future as a result of such an ownership change.

The Company follows GAAP with regard recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded on the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

A summary of unrecognized tax benefits is as follows:

Ending balance at December 31, 2012	$17
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	10
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	$27
Increase (decrease) of unrecognized tax benefits taken in prior years	—
Increase (decrease) of unrecognized tax benefits related to current year	35
Increase (decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2014	$62

The total amount of unrecognized tax benefits that if recognized, would affect the effective tax rate is $0.

The Company has not incurred any interest or penalties as of December 31, 2014. The Company does not anticipate any significant change within 12 months of this reporting date of its uncertain tax positions. The Company is subject to taxation in the US and California. There are no ongoing examinations by taxing authorities at this time.

The Company’s tax years 2008 through 2014 will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss credits.